INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities:
Net loss	$ (19)	$ (9,476)	[1]
Adjustments for non-cash items:
Revaluation of financial instruments	(291)	20
Discount expenses in respect of convertible debentures	152	115
Depreciation of property, plant and equipment	128	226
Amortization of intangible assets	655	769
Depreciation of right-of-use assets	151	196
Loss from deconsolidation of subsidiary	0	2,734
Finance expenses, net	230	2,174
Deferred tax liability, net	(80)	(107)
Share-based payments	12	120
Discount expenses in respect of loans and credit received	77	0
Total adjustments for non-cash items	1,034	6,247
Changes in working capital:
Increase (decrease) in trade receivables	1,631	(5,821)
Decrease in other current assets	(2,297)	(256)
Increase (decrease) in inventory	(342)	3,424
Increase in trade payables	913	7,309
Changes in employe benefit liabilities, net	0	(47)
Increase (decrease) in other current liabilities	3,075	(892)
Changes in non-cash working capital	2,980	3,717
Taxes paid	(6)	(120)
Net cash provided by operating activities	3,989	368
Cash flows from investing activities:
Purchase of property, plant and equipment	(4)	(52)
Deconsolidation of subsidiary	0	(346)
Change in restricted cash	23	0
Net cash provided by (used in) investing activities	19	(398)
Cash flow from financing activities:
Repayment of lease liabilities	(120)	(197)
Payment of interest on lease liabilities	(18)	(25)
Proceeds from loans and credit received	881	1,094
Repayment of loans and credit	(1,453)	(3,486)
Interest paid	(1,244)	(1,054)
Proceeds from (repayment of) discounted checks	(873)	4,311
Net cash provided by (used in) financing activities	(2,827)	643
Effect of foreign exchange on cash	(1,250)	(1,726)
Change in cash	(69)	(1,113)
Cash at the beginning of the period	863	1,813
Cash at end of the period	794	700
Supplemental disclosure of non-cash activities:
Issuance of convertible debentures in exchange for loans (principal and interest) received	0	2,092
Right-of-use assets recognized with corresponding lease liabilities	159	40
Common shares issued upon exercise of pre-funded warrants (Note 3C)	372	0
Common shares issued upon partial conversion of convertible debentures (Note 3D)	1,395	0
Common shares issued as debt settlement (Note 3F)	$ 190	$ 0

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 5A below).